INCOME TAX (Details 3) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Deferred tax assets-current
Allowance for doubtful accounts	$ 7,798,545	$ 4,577,626
Inventory provision	209,826	217,864
Provision for contract loss	868,806	332,547
Long-term assets	17,857	45,577
Deferred revenue	10,627,732	4,096,415
Deferred subsidies	1,079,333	786,545
Warranty liabilities	1,901,623	376,780
Recognition of intangible assets	473,413	389,967
Accrued payroll	1,041,511	726,286
Net operating loss carry forward	4,559,569	2,788,042
Valuation allowance	(4,559,569)	(2,232,838)
Total deferred tax assets-current	24,018,646	12,104,811
Deferred tax liabilities-current
Costs and estimated earnings in excess of billings	(17,517,667)	(11,230,330)
Withholding tax on capital repayment	(1,381,485)	0
Others	(59,958)	(27,068)
Total deferred tax liabilities-current	(18,959,110)	(11,257,398)
Net deferred tax assets-current	6,686,685	3,033,931
Net deferred tax liabilities-current	(1,627,149)	(2,186,518)
Deferred tax assets, non-current
Long-term assets	482,697	477,000
Deferred subsidies	1,850,614	1,762,664
Recognition of intangible assets	271,462	446,413
Warranty liabilities	0	523,714
Total deferred tax assets-non-current	2,604,773	3,209,791
Deferred tax liabilities, non-current
Share of net gains of equity investees	(477,764)	(1,715,240)
Property, plant and equipment	0	(306,183)
Intangible assets	(2,692,430)	(2,966,515)
Total deferred tax liabilities-non-current	(3,170,194)	(4,987,938)
Net deferred tax assets-non-current	1,806,047	1,494,551
Net deferred tax liabilities-non-current	$ (2,371,468)	$ (3,272,698)